Consolidated Income Statements € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 USD ($)
IFRS Statement [Line Items]
Interest income	€ 45,741		€ 56,785		€ 54,325
Interest expense	(13,747)		(21,502)		(19,984)
Interest income/(charges)	31,994		35,283		34,341
Dividend income	391		533		370
Income from companies accounted for using the equity method	(96)		324		737
Commission income	13,024		15,349		14,664
Commission expense	(3,009)		(3,570)		(3,179)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	1,107		1,136		604
Gain or losses on financial assets and liabilities held for trading, net	3,211		1,349		1,515
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	82		292		331
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(171)		(286)		(57)
Gain or losses from hedge accounting, net	51		(28)		83
Exchange differences, net	(2,093)		(932)		(679)
Other operating income	1,920		1,797		1,643
Other operating expenses	(2,342)		(2,138)		(2,000)
Income from assets under insurance and reinsurance contracts	1,452		2,534		3,175
Expenses from liabilities under insurance and reinsurance contracts	(1,242)		(2,414)		(3,124)
Total income	44,279		49,229		48,424
Administrative expenses	(18,320)		(20,279)		(20,354)
Staff costs	(10,783)		(12,141)		(11,865)
Other general administrative expenses	(7,537)		(8,138)		(8,489)
Depreciation and amortisation cost	(2,810)		(3,001)		(2,425)
Provisions or reversal of provisions, net	(2,378)		(3,490)		(2,223)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(12,382)		(9,352)		(8,986)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net	0		0		(17)
Impairment or reversal of impairment on non-financial assets, net	(10,416)		(1,623)		(190)
Tangible assets	(174)		(45)		(83)
Intangible assets	(10,242)		(1,564)		(117)
Others	0		(14)		10
Gain or losses on non-financial assets and investments, net	114		1,291		28
Negative goodwill recognized in results	8		0		67
Gain or losses on non-financial assets and investments, net	(171)		(232)		(123)
Operating profit/(loss) before tax	(2,076)		12,543		14,201
Tax expense or income from continuing operations	(5,632)		(4,427)		(4,886)
Profit/(loss) from continuing operations	(7,708)		8,116		9,315
Profit/(loss) after tax from discontinued operations	0		0		0
Profit/(loss) for the year	(7,708)		8,116		9,315
Profit/(loss) attributable to non-controlling interests	1,063		1,601		1,505
Profit/(loss) attributable to the parent	€ (8,771)		€ 6,515		€ 7,810
Earnings/(losses) per share
Basic (in euro per share) | € / shares	€ (0.538)		€ 0.347		€ 0.430
Diluted (in euro per share) | € / shares	€ (0.538)		€ 0.346		€ 0.429
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 1,138		€ 828		€ 565
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	2,840		3,571		4,481
Dividend income	88		111		106
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(19)		(12)		(1)
Financial assets at amortized cost
IFRS Statement [Line Items]
Interest income	40,365		48,552		47,560
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	(31)		308		39
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(12,363)		(9,340)		(8,985)
Other interest income
IFRS Statement [Line Items]
Interest income	2,536		4,662		2,284
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0		0		0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss | $		$ 0		$ 0		$ 0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0		0		0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss | $		$ 0		$ 0		$ 0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	3,211		1,349		1,515
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 82		€ 292		€ 331